SCHEDULE OF SETTLEMENT DISCUSSIONS ARE ONGOING (Details) - USD ($)		3 Months Ended		12 Months Ended
	May 08, 2025	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Arbitration award amount	$ 9,921,298
Payments in the year	(1,791,000)			$ (1,791,000)
Interest	817,787	223,089		817,787
Balance, end of the year	$ 8,948,085		$ 1,252,076	1,252,076
Provision for legal claim, Beginning		8,948,085	$ 9,921,298	9,921,298
Provision for legal claim, Ending		$ 9,171,174		$ 8,948,085	$ 9,921,298